Fair Value (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Option, Quantitative Disclosures [Line Items]
Carrying value at estimated fair value	$ 10,716	$ 2,510
Residential Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Unpaid principal balance	2,935	2,473
Excess estimated fair value over unpaid principal balance	129	37
Carrying value at estimated fair value	3,064	2,510
Loans in non-accrual status	3	2
Loans more than 90 days past due	20	3
Loans in non-accrual status or more than 90 days past due, or both - difference between aggregate estimated fair value and unpaid principal balance	$ (2)	$ (1)